CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 218,901	$ 240,633
Accounts receivable, trade	6,383	701
Due from related parties	57	86
Inventories	7,313	5,959
Prepaid expenses and other assets	5,580	4,489
Total current assets	238,234	251,868
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	29,500	38,862
Vessels	1,807,654	1,686,590
Accumulated depreciation	(434,521)	(366,215)
Vessels' net book value	1,373,133	1,320,375
Property and equipment, net	23,887	22,826
Total fixed assets	1,426,520	1,382,063
OTHER NON-CURRENT ASSETS:
Due from related parties, non-current	50,866	50,233
Investment in Diana Containerships Inc.	67,546	15,640
Other non-current assets	0	793
Deferred charges, net	3,956	1,384
Total Assets	1,787,122	1,701,981
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current	78,734	46,077
Accounts payable, trade and other	9,702	7,409
Due to related parties	281	221
Accrued liabilities	6,012	4,805
Deferred revenue, current	3,279	3,278
Fair value of derivative instruments, current	0	378
Other current liabilities	84	129
Total current liabilities	98,092	62,297
Long-term debt, net of current portion and deferred financing costs, non-current	405,522	385,480
Other non-current liabilities	1,282	812
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock	26	0
Common stock	819	828
Additional paid-in capital	971,280	926,204
Accumulated other comprehensive income / (loss)	(747)	164
Retained earnings	310,848	326,196
Total stockholders' equity	1,282,226	1,253,392
Total liabilities and stockholders' equity	$ 1,787,122	$ 1,701,981